IFRS 7 Disclosure (Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 601,529	$ 584,527
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	28,016	33,216
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	251,901	237,005
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 321,612	$ 314,306